Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 871,461	$ 943,474
Revenue	871,984	940,914
Turkiye
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	398,127	485,755
Revenue	398,602	486,069
Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	312,962	273,358
Revenue	312,962	273,358
Greece
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	160,372	184,361
Revenue	160,420	181,487
Gold revenue - doré
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	551,999	587,941
Gain (loss) on revaluation of derivatives in trade receivables - gold	(610)	(1,928)
Gold revenue - doré | Turkiye
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	240,452	316,245
Gain (loss) on revaluation of derivatives in trade receivables - gold	475	314
Gold revenue - doré | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	311,547	271,696
Gain (loss) on revaluation of derivatives in trade receivables - gold	0	0
Gold revenue - doré | Greece
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Gain (loss) on revaluation of derivatives in trade receivables - gold	(1,085)	(2,242)
Gold revenue - concentrate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	242,759	252,563
Gold revenue - concentrate | Turkiye
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	151,614	162,145
Gold revenue - concentrate | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Gold revenue - concentrate | Greece
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	91,145	90,418
Silver revenue - doré
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,219	4,757
Silver revenue - doré | Turkiye
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,804	3,095
Silver revenue - doré | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,415	1,662
Silver revenue - doré | Greece
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Silver revenue - concentrate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	23,457	28,568
Silver revenue - concentrate | Turkiye
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,257	4,270
Silver revenue - concentrate | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Silver revenue - concentrate | Greece
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	20,200	24,298
Lead concentrate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	18,659	26,781
Lead concentrate | Turkiye
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Lead concentrate | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Lead concentrate | Greece
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	18,659	26,781
Zinc concentrate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	30,368	42,864
Zinc concentrate | Turkiye
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Zinc concentrate | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Zinc concentrate | Greece
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	30,368	42,864
Other Metals
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gain (loss) on revaluation of derivatives in trade receivables - gold	1,133	(632)
Other Metals | Turkiye
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gain (loss) on revaluation of derivatives in trade receivables - gold	0	0
Other Metals | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gain (loss) on revaluation of derivatives in trade receivables - gold	0	0
Other Metals | Greece
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gain (loss) on revaluation of derivatives in trade receivables - gold	$ 1,133	$ (632)